Business Acquisition - Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 86.7	$ 52.5
Notes payable	50.6	40.6
Consideration	137.3	93.1
Cash acquired	11.1	2.1
Net cash paid	75.6	50.4
Assets and liabilities acquired
Non-cash working capital	8.1	7.7
Lease assets	15.0	8.5
Intangible assets	37.6	15.3
Lease liabilities	(13.6)	(1.6)
Other	4.9	(3.6)
Total identifiable net assets at fair value	63.1	28.4
Goodwill arising on acquisitions	$ 74.2	$ 64.7